Other Income (Expenses), Net (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Other Income and Expenses Net [Abstract]
Income expenses decrease rate	10.00%	13.00%
Income expenses increase rate	11.00%	4.00%